EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

15. EMPLOYEE BENEFIT PLAN

In November 2006, the Company adopted a 401(k) plan (the “Plan”) covering all employees. Employees must be 21 years of age in order to participate in the Plan. Under the Plan, the Company has the option to make matching contributions. For the years ended December 31, 2016,  2015, and 2014, the Company made matching contributions in the form of shares of the Company’s common stock. For the years ended December 31, 2016,  2015, and 2014, the Company issued 37,528,  17,437, and 41,753 shares of its common stock, respectively, with related fair values of $208,  $201, and $173, respectively, which were recorded as expense in the statement of operations.